Principal Components of Deferred Income Tax Asset and Liabilities (Detail)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Deferred tax assets:
Accrued expenses	$ 3,472,152	¥ 24,107,150	¥ 18,992,967
Tax loss carry forward	9,077,236	63,023,249	36,546,645
Unrealized other income	447,241	3,105,198	3,734,748
Others	12	83	358,881
Gross deferred tax assets	12,996,641	90,235,680	59,633,241
Valuation allowance	(4,970,312)	(34,508,881)	(12,665,420)
Net deferred tax assets	8,026,329	55,726,799	46,967,821
Current			3,104,253
Non-current	8,026,329	55,726,799	43,863,568
Deferred tax liabilities:
Unrealized investment income	641,846	4,456,335	4,264,027
Net deferred tax liabilities (after offsetting)	641,846	4,456,335	1,159,774
Current			¥ 1,159,774
Non-current	$ 641,846	¥ 4,456,335